Related Party Balances and Transactions - Interest payable on behalf of related party (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Baidu Capital L.P. [Member]
Related Party Transaction [Line Items]
Interest payable on behalf of related party	¥ 8,065